Other current financial and non-financial assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Current Financial And Non financial Assets [Line Items]
Factoring Expense	$ 0.5	$ 0.5
Deferred Offering Costs	3.5	0.0
Factoring of receivables [member]
Other Current Financial And Non financial Assets [Line Items]
Receivables sold and derecognized	29.8	24.1
Proceeds From Borrowings Classified As Financing Activities	27.9	22.4
Factoring Assets that entity continues to recognise	1.9	1.7
Factoring Assets that entity continues to recognise to extent of continuing involvement	$ 0.7	$ 0.8